20. PAYMENT TO SHAREHOLDERS (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approved dividends	R$ 975,000
Paid dividends	R$ 974,827
Dividend 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval year	2014
Approved dividends	R$ 700,000
Payment year	2014
Paid dividends	R$ 424,939
Dividend 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approved dividends
Payment year	2015
Paid dividends	R$ 274,917
Dividend 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval year	2015
Approved dividends	R$ 275,000
Payment year	2015
Paid dividends	R$ 274,918
Dividend 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval year	2016
Approved dividends		[1]
Payment year	2016
Paid dividends	R$ 53
Dividend 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval year	2017
Approved dividends		[1]
Payment year	2017
Paid dividends	R$ 0

[1]	There is no dividend deliberation on the year of 2016 and 2017.